Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.1%)
Linde plc	2,178,414	720,924
Air Products and Chemicals Inc.	975,299	312,593
Nucor Corp.	1,129,369	190,886
Newmont Corp.	3,500,482	185,280
Dow Inc.	3,102,252	184,119
Fastenal Co.	2,537,789	128,285
International Flavors & Fragrances Inc.	1,124,490	126,460
LyondellBasell Industries NV Class A	1,127,289	108,998
Steel Dynamics Inc.	729,349	87,989
CF Industries Holdings Inc.	858,362	72,703
International Paper Co.	1,551,590	64,887
Celanese Corp. Class A	478,394	58,938
Reliance Steel & Aluminum Co.	254,733	57,939
Eastman Chemical Co.	528,113	46,564
Olin Corp.	557,363	36,000
Commercial Metals Co.	526,195	28,557
Southern Copper Corp.	379,637	28,552
Huntsman Corp.	804,908	25,508
Chemours Co.	661,696	24,079
Timken Co.	267,761	22,050
Cabot Corp.	246,244	18,550
Avient Corp.	404,343	16,384
Sensient Technologies Corp.	186,552	14,120
Scotts Miracle-Gro Co.	176,446	12,738
Carpenter Technology Corp.	207,886	10,039
Tronox Holdings plc	506,327	8,683
Worthington Industries Inc.	136,466	7,761
Mativ Holdings Inc.	236,471	6,517
Kaiser Aluminum Corp.	69,102	6,048
		2,612,151
Consumer Discretionary (8.8%)
Home Depot Inc.	4,555,462	1,476,744
Walmart Inc.	6,268,246	901,813
McDonald's Corp.	3,259,061	871,473
Starbucks Corp.	5,053,714	551,562
Target Corp.	2,039,070	351,006
Ford Motor Co.	17,361,209	234,550
Genuine Parts Co.	608,833	102,174
Darden Restaurants Inc.	536,688	79,414
Best Buy Co. Inc.	880,088	78,081
Omnicom Group Inc.	891,202	76,634

		Shares	Market Value ($000)
	Garmin Ltd.	680,480	67,286
	Interpublic Group of Cos. Inc.	1,713,640	62,479
	Tapestry Inc.	1,053,634	48,014
	VF Corp.	1,544,674	47,792
[1]	Paramount Global Class B	1,950,982	45,185
	Advance Auto Parts Inc.	265,386	40,413
	Williams-Sonoma Inc.	292,544	39,476
	Whirlpool Corp.	235,743	36,679
	Autoliv Inc.	386,986	35,649
	Hasbro Inc.	571,568	33,820
	Macy's Inc.	1,195,373	28,247
	Polaris Inc.	242,909	27,896
	Newell Brands Inc.	1,676,404	26,755
	H&R Block Inc.	686,348	26,754
	Ralph Lauren Corp. Class A	179,343	22,212
	Leggett & Platt Inc.	572,830	20,943
	TEGNA Inc.	974,303	19,418
[1]	Sirius XM Holdings Inc.	3,083,445	17,853
	Wendy's Co.	761,253	16,976
	Kohl's Corp.	513,077	16,608
	Foot Locker Inc.	356,231	15,500
	Travel + Leisure Co.	349,684	14,816
	Penske Automotive Group Inc.	113,701	14,533
	Hanesbrands Inc.	1,528,252	12,898
	LCI Industries	108,245	12,147
	Gap Inc.	865,896	11,750
	Kontoor Brands Inc.	242,396	11,577
	International Game Technology plc	427,077	11,296
	Cracker Barrel Old Country Store Inc.	98,323	10,971
	Dana Inc.	559,075	10,142
	MDC Holdings Inc.	248,556	9,385
	Strategic Education Inc.	99,072	9,248
	John Wiley & Sons Inc. Class A	187,367	8,581
	Oxford Industries Inc.	66,149	7,754
	Jack in the Box Inc.	91,732	6,970
	Rent-A-Center Inc.	218,103	5,865
	HNI Corp.	179,186	5,693
	Wolverine World Wide Inc.	336,745	5,432
	La-Z-Boy Inc.	187,064	5,318
	Dine Brands Global Inc.	64,049	4,952
	Sinclair Broadcast Group Inc. Class A	174,975	3,610
	Guess? Inc.	132,878	3,079
	Steelcase Inc. Class A	376,324	2,935
	Big Lots Inc.	123,855	2,026
			5,610,384
Consumer Staples (12.3%)
	Procter & Gamble Co.	10,406,306	1,481,650
	Coca-Cola Co.	17,212,597	1,055,476
	PepsiCo Inc.	6,094,307	1,042,248
	Philip Morris International Inc.	6,832,083	712,176
	CVS Health Corp.	5,782,024	510,090
	Mondelez International Inc. Class A	6,013,052	393,494
	Altria Group Inc.	7,894,694	355,577
	Colgate-Palmolive Co.	3,647,153	271,822
	General Mills Inc.	2,624,859	205,684
	Archer-Daniels-Midland Co.	2,408,109	199,512
	Kimberly-Clark Corp.	1,483,201	192,831
	Sysco Corp.	2,237,744	173,336

		Shares	Market Value ($000)
	Hershey Co.	643,962	144,634
	Kroger Co.	2,891,153	129,032
	Kraft Heinz Co.	3,082,964	124,952
	Walgreens Boots Alliance Inc.	3,164,780	116,654
	Tyson Foods Inc. Class A	1,248,709	82,103
	Kellogg Co.	1,127,144	77,300
	Conagra Brands Inc.	2,064,038	76,762
	J M Smucker Co.	455,506	69,601
	Clorox Co.	440,923	63,797
	Bunge Ltd.	611,187	60,569
	Hormel Foods Corp.	1,266,768	57,397
	Coca-Cola Europacific Partners plc	892,280	50,164
	Campbell Soup Co.	856,271	44,466
	Molson Coors Beverage Co. Class B	762,499	40,092
	Ingredion Inc.	290,829	29,897
	Flowers Foods Inc.	822,645	22,779
	Spectrum Brands Holdings Inc.	174,246	11,828
	Energizer Holdings Inc.	290,717	10,786
	Nu Skin Enterprises Inc. Class A	217,462	9,325
	Vector Group Ltd.	629,076	8,147
	Reynolds Consumer Products Inc.	239,826	7,140
	Weis Markets Inc.	72,252	6,238
	Universal Corp.	106,055	5,766
	Medifast Inc.	47,468	5,290
	B&G Foods Inc.	309,740	4,343
	Calavo Growers Inc.	74,949	2,402
			7,855,360
Energy (10.7%)
	Exxon Mobil Corp.	18,169,464	2,107,839
	Chevron Corp.	8,527,634	1,483,979
	ConocoPhillips	5,498,810	670,140
	Schlumberger Ltd.	6,230,521	355,015
	EOG Resources Inc.	2,577,332	340,852
	Marathon Petroleum Corp.	2,061,070	264,889
	Valero Energy Corp.	1,694,295	237,252
	Phillips 66	2,081,680	208,730
	Devon Energy Corp.	2,865,424	181,209
	Williams Cos. Inc.	5,368,294	173,074
	Kinder Morgan Inc.	8,761,034	160,327
	ONEOK Inc.	1,951,945	133,669
	Baker Hughes Co. Class A	4,153,195	131,822
	Diamondback Energy Inc.	771,002	112,659
	Coterra Energy Inc.	3,442,302	86,161
	Chesapeake Energy Corp.	536,248	46,503
	Murphy Oil Corp.	635,841	27,729
	DT Midstream Inc.	419,793	22,946
	Helmerich & Payne Inc.	448,302	21,716
	Antero Midstream Corp.	1,474,559	16,073
	Equitrans Midstream Corp.	1,790,983	12,985
	Archrock Inc.	589,723	5,844
*	Vitesse Energy Inc.	103,877	1,658
			6,803,071
Financials (20.6%)
	JPMorgan Chase & Co.	12,858,818	1,799,720
	Bank of America Corp.	30,957,538	1,098,373
	Wells Fargo & Co.	16,718,970	783,618
	Goldman Sachs Group Inc.	1,445,643	528,831

	Shares	Market Value ($000)
Morgan Stanley	5,432,896	528,784
BlackRock Inc.	661,217	502,003
Citigroup Inc.	8,534,626	445,678
Chubb Ltd.	1,831,445	416,635
Progressive Corp.	2,574,295	351,005
Blackstone Inc.	3,082,453	295,792
US Bancorp	5,917,780	294,705
PNC Financial Services Group Inc.	1,771,772	293,104
Truist Financial Corp.	5,852,992	289,079
CME Group Inc.	1,582,578	279,578
MetLife Inc.	2,913,427	212,738
American International Group Inc.	3,273,571	206,955
Aflac Inc.	2,716,104	199,634
Travelers Cos. Inc.	1,030,815	197,009
Arthur J Gallagher & Co.	916,645	179,406
Prudential Financial Inc.	1,621,755	170,187
Ameriprise Financial Inc.	468,492	164,028
Bank of New York Mellon Corp.	3,235,775	163,633
Apollo Global Management Inc.	2,131,260	150,851
Allstate Corp.	1,164,423	149,593
State Street Corp.	1,617,302	147,708
Discover Financial Services	1,202,992	140,425
M&T Bank Corp.	757,852	118,225
T. Rowe Price Group Inc.	965,248	112,422
Fifth Third Bancorp	3,000,311	108,881
Hartford Financial Services Group Inc.	1,392,868	108,101
Principal Financial Group Inc.	1,062,046	98,292
Regions Financial Corp.	4,120,160	96,989
Huntington Bancshares Inc.	6,284,103	95,330
Citizens Financial Group Inc.	2,150,754	93,171
Northern Trust Corp.	907,542	88,004
KeyCorp	4,063,168	77,972
Cincinnati Financial Corp.	676,933	76,595
Everest Re Group Ltd.	171,789	60,073
First Horizon Corp.	2,335,927	57,768
Ares Management Corp. Class A	677,933	56,262
Equitable Holdings Inc.	1,626,363	52,157
Fidelity National Financial Inc.	1,146,315	50,472
East West Bancorp Inc.	623,449	48,953
Reinsurance Group of America Inc.	295,231	44,807
Ally Financial Inc.	1,318,498	42,838
American Financial Group Inc.	297,037	42,355
Comerica Inc.	576,353	42,252
Credicorp Ltd.	300,975	40,421
Webster Financial Corp.	750,836	39,532
Franklin Resources Inc.	1,261,949	39,373
Unum Group	870,669	36,594
Jefferies Financial Group Inc.	882,820	34,677
Zions Bancorp NA	650,780	34,595
Cullen/Frost Bankers Inc.	257,838	33,591
Carlyle Group Inc.	917,452	33,001
Old Republic International Corp.	1,212,910	32,009
Assurant Inc.	235,551	31,232
Invesco Ltd.	1,651,262	30,565
Prosperity Bancshares Inc.	387,429	29,390
New York Community Bancorp Inc.	2,941,145	29,382
First American Financial Corp.	447,353	27,678
Synovus Financial Corp.	640,476	26,868

	Shares	Market Value ($000)
Lincoln National Corp.	753,059	26,681
SouthState Corp.	330,369	26,297
United Bankshares Inc.	576,187	23,163
Old National Bancorp	1,292,233	22,614
Bank OZK	495,107	22,612
RLI Corp.	170,411	22,571
Valley National Bancorp	1,895,863	22,523
FNB Corp.	1,546,404	22,067
OneMain Holdings Inc.	506,476	21,849
Glacier Bancorp Inc.	477,774	21,782
Axis Capital Holdings Ltd.	346,796	21,699
Houlihan Lokey Inc. Class A	218,332	21,630
Popular Inc.	313,414	21,513
Hanover Insurance Group Inc.	157,311	21,171
Evercore Inc. Class A	159,589	20,716
Cadence Bank	774,745	19,818
Home BancShares Inc.	824,718	19,686
Hancock Whitney Corp.	379,710	19,547
SLM Corp.	1,109,914	19,501
MGIC Investment Corp.	1,294,008	18,271
Umpqua Holdings Corp.	961,875	17,506
Kemper Corp.	278,356	16,348
Assured Guaranty Ltd.	254,900	15,957
Independent Bank Corp.	199,847	15,926
Janus Henderson Group plc	607,677	15,751
First Hawaiian Inc.	569,487	15,627
United Community Banks Inc.	470,005	15,294
Radian Group Inc.	685,867	15,158
FirstCash Holdings Inc.	163,983	15,116
Associated Banc-Corp	660,976	14,812
Lazard Ltd. Class A	366,104	14,673
Jackson Financial Inc. Class A	332,351	14,637
CVB Financial Corp.	581,353	14,080
Cathay General Bancorp	318,913	14,019
PacWest Bancorp	506,395	14,007
Bank of Hawaii Corp.	176,908	13,532
Community Bank System Inc.	232,986	13,446
Pacific Premier Bancorp Inc.	415,637	13,442
Walker & Dunlop Inc.	136,969	13,064
CNO Financial Group Inc.	506,242	13,041
BankUnited Inc.	345,953	13,022
Moelis & Co. Class A	277,630	12,979
BOK Financial Corp.	128,404	12,905
Atlantic Union Bankshares Corp.	333,357	12,898
Fulton Financial Corp.	720,136	12,048
Simmons First National Corp. Class A	531,658	11,861
Columbia Banking System Inc.	350,932	10,847
First Bancorp	803,828	10,812
First Merchants Corp.	248,966	10,616
First Financial Bancorp	415,960	10,536
Washington Federal Inc.	281,043	9,966
Banner Corp.	152,749	9,903
Independent Bank Group Inc.	159,789	9,795
Artisan Partners Asset Management Inc. Class A	261,326	9,622
WesBanco Inc.	254,545	9,461
Towne Bank	293,322	8,938
Heartland Financial USA Inc.	178,464	8,829
Navient Corp.	464,692	8,815

	Shares	Market Value ($000)
Renasant Corp.	239,191	8,510
Cohen & Steers Inc.	110,651	8,130
Virtu Financial Inc. Class A	412,214	7,960
Trustmark Corp.	268,009	7,804
Stock Yards Bancorp Inc.	124,942	7,492
Northwest Bancshares Inc.	527,542	7,459
Provident Financial Services Inc.	317,682	7,453
BancFirst Corp.	85,721	7,383
NBT Bancorp Inc.	182,818	7,187
Bank of NT Butterfield & Son Ltd.	215,750	6,895
Eagle Bancorp Inc.	137,198	6,516
Virtus Investment Partners Inc.	30,208	6,491
Hope Bancorp Inc.	501,526	6,465
Horace Mann Educators Corp.	179,839	6,404
Sandy Spring Bancorp Inc.	189,438	6,403
Westamerica Bancorp	113,269	6,293
S&T Bancorp Inc.	170,376	6,198
City Holding Co.	64,259	6,091
First Commonwealth Financial Corp.	413,416	6,081
Berkshire Hills Bancorp Inc.	190,399	5,912
Employers Holdings Inc.	119,046	5,223
CNA Financial Corp.	119,869	5,222
Brookline Bancorp Inc.	371,771	4,863
Capitol Federal Financial Inc.	565,968	4,737
Mercury General Corp.	117,049	4,182
Argo Group International Holdings Ltd.	137,784	3,825
1st Source Corp.	70,431	3,465
WisdomTree Inc.	598,842	3,449
Washington Trust Bancorp Inc.	76,191	3,259
TFS Financial Corp.	219,118	3,122
Community Trust Bancorp Inc.	69,260	2,984
Kearny Financial Corp.	264,106	2,477
Republic Bancorp Inc. Class A	37,895	1,705
F&G Annuities & Life Inc.	78,485	1,684
		13,174,223
Health Care (14.3%)
Johnson & Johnson	11,599,444	1,895,581
Eli Lilly & Co.	3,715,099	1,278,551
Merck & Co. Inc.	11,154,376	1,198,092
AbbVie Inc.	7,792,986	1,151,414
Pfizer Inc.	24,909,541	1,100,005
Bristol-Myers Squibb Co.	9,390,151	682,194
Amgen Inc.	2,354,466	594,267
Medtronic plc	5,890,601	492,984
Gilead Sciences Inc.	5,530,850	464,260
Cardinal Health Inc.	1,157,858	89,445
Viatris Inc.	5,297,664	64,420
Organon & Co.	1,124,562	33,883
Perrigo Co. plc	589,787	22,070
Premier Inc. Class A	517,615	17,268
Patterson Cos. Inc.	380,848	11,498
Healthcare Services Group Inc.	323,127	4,352
		9,100,284
Industrials (10.3%)
Raytheon Technologies Corp.	6,481,934	647,221
Honeywell International Inc.	2,970,557	619,302
United Parcel Service Inc. Class B	3,241,189	600,365

		Shares	Market Value ($000)
	Caterpillar Inc.	2,294,888	578,977
	Lockheed Martin Corp.	1,030,846	477,550
	Automatic Data Processing Inc.	1,839,697	415,422
	Illinois Tool Works Inc.	1,346,948	317,934
	Eaton Corp. plc	1,758,114	285,184
	3M Co.	2,429,623	279,601
	General Dynamics Corp.	1,070,505	249,492
	Emerson Electric Co.	2,600,539	234,621
	Johnson Controls International plc	3,033,604	211,048
	L3Harris Technologies Inc.	837,071	179,820
	Paychex Inc.	1,421,478	164,692
	PACCAR Inc.	1,506,070	164,628
	DuPont de Nemours Inc.	2,209,564	163,397
	Cummins Inc.	621,248	155,026
	Synchrony Financial	1,965,685	72,200
	Packaging Corp. of America	404,880	57,776
	Snap-on Inc.	229,387	57,055
	Hubbell Inc. Class B	236,553	54,149
	CH Robinson Worldwide Inc.	512,967	51,384
	RPM International Inc.	557,166	50,095
	Westrock Co.	1,119,529	43,930
	Watsco Inc.	145,432	41,793
	Huntington Ingalls Industries Inc.	173,828	38,336
	nVent Electric plc	730,278	29,029
	MDU Resources Group Inc.	877,128	27,112
	Sonoco Products Co.	422,065	25,792
	Western Union Co.	1,709,261	24,220
	Crane Holdings Co.	208,757	24,197
	Ryder System Inc.	213,200	20,128
	Flowserve Corp.	579,886	19,960
	ManpowerGroup Inc.	221,440	19,301
	Triton International Ltd.	256,221	18,099
	GATX Corp.	155,015	17,741
	MSC Industrial Direct Co. Inc. Class A	202,759	16,768
	ABM Industries Inc.	292,206	13,707
	Otter Tail Corp.	179,326	11,504
	McGrath RentCorp	105,624	10,514
	Kennametal Inc.	351,904	10,029
	Scorpio Tankers Inc.	206,577	9,889
	Granite Construction Inc.	192,712	8,206
	ADT Inc.	914,576	8,039
	Greif Inc. Class A	107,806	7,701
	H&E Equipment Services Inc.	137,987	7,022
[1]	ZIM Integrated Shipping Services Ltd.	359,748	6,817
	SFL Corp. Ltd.	499,865	5,089
	Apogee Enterprises Inc.	97,627	4,573
[1]	Atlas Corp.	295,417	4,375
	Greenbrier Cos. Inc.	138,583	4,285
	Trinseo plc	151,481	4,204
			6,569,299
Real Estate (0.0%)
	Kennedy-Wilson Holdings Inc.	512,411	9,162
Technology (6.3%)
	Broadcom Inc.	1,741,709	1,018,917
	Texas Instruments Inc.	3,999,317	708,719
	QUALCOMM Inc.	4,937,034	657,662
	International Business Machines Corp.	3,968,486	534,674

	Shares	Market Value ($000)
Intel Corp.	18,035,923	509,695
HP Inc.	4,441,894	129,437
Corning Inc.	3,330,639	115,274
Hewlett Packard Enterprise Co.	5,636,656	90,919
NetApp Inc.	960,015	63,582
Seagate Technology Holdings plc	852,974	57,815
Gen Digital Inc.	2,470,980	56,857
National Instruments Corp.	581,410	31,396
Avnet Inc.	401,671	18,429
Xerox Holdings Corp.	497,980	8,157
		4,001,533
Telecommunications (4.9%)
Cisco Systems Inc.	18,113,885	881,603
Verizon Communications Inc.	18,523,773	770,033
Comcast Corp. Class A	18,904,427	743,889
AT&T Inc.	31,569,249	643,066
Juniper Networks Inc.	1,412,877	45,636
Cogent Communications Holdings Inc.	188,189	12,904
Telephone & Data Systems Inc.	441,607	5,904
		3,103,035
Utilities (7.5%)
NextEra Energy Inc.	8,752,450	653,195
Duke Energy Corp.	3,397,079	348,031
Southern Co.	4,800,282	324,883
Waste Management Inc.	1,806,208	279,475
Dominion Energy Inc.	3,666,857	233,359
Sempra Energy	1,385,935	222,207
American Electric Power Co. Inc.	2,271,028	213,386
Exelon Corp.	4,376,196	184,632
Xcel Energy Inc.	2,396,259	164,791
Consolidated Edison Inc.	1,564,609	149,123
Public Service Enterprise Group Inc.	2,195,382	135,960
WEC Energy Group Inc.	1,385,786	130,250
Eversource Energy	1,513,941	124,643
Edison International	1,650,640	113,729
FirstEnergy Corp.	2,511,822	102,859
DTE Energy Co.	847,053	98,572
Ameren Corp.	1,130,141	98,175
Entergy Corp.	891,553	96,537
PPL Corp.	3,234,818	95,751
CenterPoint Energy Inc.	2,783,102	83,827
AES Corp.	2,948,021	80,805
CMS Energy Corp.	1,269,499	80,220
Atmos Energy Corp.	603,966	70,990
Evergy Inc.	984,538	61,681
Alliant Energy Corp.	1,095,615	59,196
NiSource Inc.	1,791,456	49,713
Essential Utilities Inc.	1,031,570	48,205
Vistra Corp.	1,733,598	39,977
UGI Corp.	926,643	36,908
Pinnacle West Capital Corp.	491,291	36,626
NRG Energy Inc.	1,011,739	34,622
OGE Energy Corp.	868,382	34,145
IDACORP Inc.	222,262	23,518
National Fuel Gas Co.	390,105	22,650
New Jersey Resources Corp.	419,625	20,948
Black Hills Corp.	285,299	20,650

			Shares	Market Value ($000)
		Hawaiian Electric Industries Inc.	477,712	20,193
		Southwest Gas Holdings Inc.	296,505	19,845
		South Jersey Industries Inc.	538,390	19,430
		ONE Gas Inc.	234,601	19,322
		Portland General Electric Co.	390,068	18,559
		PNM Resources Inc.	374,157	18,513
		Spire Inc.	222,396	16,061
		ALLETE Inc.	258,300	15,978
		NorthWestern Corp.	255,308	14,501
		Avangrid Inc.	311,280	13,127
		Avista Corp.	324,772	12,958
		Clearway Energy Inc. Class C	375,797	12,698
		MGE Energy Inc.	159,478	11,659
		SJW Group	118,143	9,145
		Northwest Natural Holding Co.	151,737	7,608
		Atlantica Sustainable Infrastructure plc	276,174	7,573
		Clearway Energy Inc. Class A	143,951	4,614
				4,816,023
Total Common Stocks (Cost $51,439,807)				63,654,525
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $56,924)	4.437%	569,397	56,934
Total Investments (99.9%) (Cost $51,496,731)				63,711,459
Other Assets and Liabilities—Net (0.1%)				40,525
Net Assets (100%)				63,751,984
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,979,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $30,233,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	447	91,412	3,750

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/31/23	BANA	14,454	(4.327)	522	—
Paramount Global Class B	8/31/23	BANA	10,060	(4.327)	3,852	—
					4,374	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At January 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,649,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	63,654,525	—	—	63,654,525
Temporary Cash Investments	56,934	—	—	56,934
Total	63,711,459	—	—	63,711,459

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,750	—	—	3,750
Swap Contracts	—	4,374	—	4,374
Total	3,750	4,374	—	8,124
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.